CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Mar. 31, 2015	Mar. 31, 2014
Current assets:
Cash and cash equivalents	$ 9,727	$ 5,416
Restricted cash (note 7)	0	643
Accounts receivable, net of allowances for doubtful accounts of $6 and $6 as of March 31, 2014 and 2015, respectively	2,943	3,157
Inventories (note 4)	2,081	3,700
Prepaid expenses and other current assets	987	1,044
Total current assets	15,738	13,960
Goodwill (note 17)	77	0
Property, plant and equipment, net (note 5)	1,094	1,213
Long-term deposits	78	167
Investments in equity method investees (note 6)	0	0
Loan receivable	0	436
TOTAL ASSETS	16,987	15,776
Current liabilities:
Accounts payable	1,579	1,577
Accrued expenses and other liabilities (note 8)	2,429	1,730
Income tax payable	334	279
Dividend payable	380	0
Total current liabilities	4,722	3,586
Deferred income taxes (note 3)	32	44
Total liabilities	$ 4,754	$ 3,630
Commitments and contingencies (note 9)
Shareholders' equity:
Common shares, $0.01 par value (Authorized: 20,000,000 shares; 3,783,874 shares as of March 31, 2014, and 3,801,874 shares as of March 31, 2015 respectively, issued and outstanding)	$ 38	$ 38
Additional paid-in capital	11,370	11,340
Retained profits	782	770
Treasury shares, at cost - 5,049 shares as of March 31, 2014 and 2015 (note 10)	(14)	(14)
Accumulated other comprehensive income	8	7
Total Highway Holdings shareholder's equity	12,184	12,141
Non-controlling interest	49	5
Total Equity	12,233	12,146
TOTAL LIABILITIES AND EQUITY	$ 16,987	$ 15,776